Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Cash and cash equivalents
Cash and due from banks	$ 24,944	$ 9,457
Federal funds sold	5,749	2,906
Total cash and cash equivalents	30,693	12,363
Securities available for sale, at fair value	69,185	57,551
Loans held for sale	3,363	80,867
Loans held for investment, net of allowance for loan and lease losses, 2013 - $5,305; 2012 - $4,875	533,137	379,006
Premises and equipment, net	5,069	5,397
Other real estate owned	199	276
Goodwill and other intangible assets, net	15,624	15,989
Accrued interest receivable	2,403	1,606
Deferred tax asset	4,345	4,094
Bank owned life insurance	9,690
Other assets	6,188	6,057
Total assets	679,896	563,206
Deposits
Demand and money market	359,455	317,526
Savings	4,785	4,069
Time	204,958	131,636
Total deposits	569,198	453,231
Accrued interest payable	215	232
Borrowings	20,000	20,000
Other liabilities	2,797	2,196
Total liabilities	592,210	475,659
Shareholders' equity
Preferred stock, $1.00 par value, $1,000 liquidation value, 25,000,000 shares authorized as of December 31, 2013 and 2012; 8,381 shares issued and outstanding as of December 31, 2013 and 2012	8,381	8,381
Common stock, $1.00 par value, 100,000,000 shares authorized as of December 31, 2013 and 2012; 10,437,630 shares issued and outstanding as of December 31, 2013 and 10,488,060 shares issued and outstanding as of December 31, 2012	10,438	10,488
Additional paid-in capital	71,797	71,414
Accumulated deficit	(1,758)	(3,660)
Accumulated other comprehensive (loss) income, net of tax	(1,172)	924
Total shareholders' equity	87,686	87,547
Total liabilities and shareholders' equity	$ 679,896	$ 563,206